GOODWILL (DETAILS)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Company-owned Brokerage Services CNY	Dec. 31, 2012 Company-owned Brokerage Services CNY	Dec. 31, 2012 Franchise Services CNY	Dec. 31, 2011 Franchise Services CNY	Dec. 31, 2010 Franchise Services CNY	Dec. 31, 2012 Primary and Commercial Services CNY	Dec. 31, 2011 Primary and Commercial Services CNY	Dec. 31, 2012 USD USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance	114,698,000	16,607,000		7,911,000	3,537,000	8,696,000	8,696,000	8,696,000	102,465,000
Acquisitions		128,705,000								128,705,000
Goodwill impairment losses	(10,755,000)	(30,614,000)	0	(4,374,000)					(10,755,000)	(26,240,000)	(1,726,000)
Goodwill, ending balance	103,943,000	114,698,000	16,607,000	3,537,000	3,537,000	8,696,000	8,696,000	8,696,000	91,710,000	102,465,000	$ 16,684,000
Long term growth rate	3.00%
Discount rate	17.50%